Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.639%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,208,414.36

Principal:
Principal Collections	$15,232,044.28
Prepayments in Full	$7,160,028.26
Liquidation Proceeds	$141,731.41
Recoveries	$93,443.64
Sub Total	$22,627,247.59
Collections	$23,835,661.95

Purchase Amounts:
Purchase Amounts Related to Principal	$105,126.62
Purchase Amounts Related to Interest	$471.45
Sub Total	$105,598.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,941,260.02

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,941,260.02
Servicing Fee	$437,247.01	$437,247.01	$0.00	$0.00	$23,504,013.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,504,013.01
Interest - Class A-2a Notes	$222.33	$222.33	$0.00	$0.00	$23,503,790.68
Interest - Class A-2b Notes	$265.31	$265.31	$0.00	$0.00	$23,503,525.37
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$23,150,002.04
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$23,012,962.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,012,962.04
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$22,961,907.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,961,907.71
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$22,923,491.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,923,491.46
Regular Principal Payment	$20,642,338.82	$20,642,338.82	$0.00	$0.00	$2,281,152.64
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,281,152.64
Residual Released to Depositor	$0.00	$2,281,152.64	$0.00	$0.00	$0.00
Total		$23,941,260.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,642,338.82
Total					$20,642,338.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$238,213.52	$1.19	$222.33	$0.00	$238,435.85	$1.19
Class A-2b Notes	$194,263.12	$1.19	$265.31	$0.00	$194,528.43	$1.19
Class A-3 Notes	$20,209,862.18	$66.22	$353,523.33	$1.16	$20,563,385.51	$67.38
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$20,642,338.82	$19.61	$580,521.55	$0.55	$21,222,860.37	$20.16

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$238,213.52	0.0011911	$0.00	0.0000000
Class A-2b Notes	$194,263.12	0.0011911	$0.00	0.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$284,990,137.82	0.9337816
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$461,042,476.64	0.4379993	$440,400,137.82	0.4183887

Pool Information
Weighted Average APR	2.754%	2.747%
Weighted Average Remaining Term	40.05	39.23
Number of Receivables Outstanding	30,278	29,678
Pool Balance	$524,696,416.53	$501,808,707.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$484,244,292.95	$463,258,638.50
Pool Factor	0.4585849	0.4385810

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$7,527,130.62
Yield Supplement Overcollateralization Amount	$38,550,069.22
Targeted Overcollateralization Amount	$61,408,569.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,408,569.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$248,778.24
(Recoveries)		72	$93,443.64
Net Loss for Current Collection Period			$155,334.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3553%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5316%
Second Prior Collection Period			0.5597%
Prior Collection Period			0.4536%
Current Collection Period			0.3632%
Four Month Average (Current and Prior Three Collection Periods)			0.4770%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,703	$6,299,783.48
(Cumulative Recoveries)			$662,692.77
Cumulative Net Loss for All Collection Periods			$5,637,090.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4927%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,699.23
Average Net Loss for Receivables that have experienced a Realized Loss			$3,310.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	312	$6,546,551.61
61-90 Days Delinquent	0.21%	49	$1,060,905.78
91-120 Days Delinquent	0.05%	9	$253,835.41
Over 120 Days Delinquent	0.11%	21	$551,461.84
Total Delinquent Receivables	1.68%	391	$8,412,754.64

Repossession Inventory:
Repossessed in the Current Collection Period		15	$423,075.95
Total Repossessed Inventory		23	$613,663.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1977%
Prior Collection Period			0.1916%
Current Collection Period			0.2662%
Three Month Average			0.2185%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3719%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer